Annual Operating Expenses {- International Capital Appreciation Portfolio} - 02.28 VIP International Capital Appreciation Portfolio Investor PRO-08 - International Capital Appreciation Portfolio - VIP International Capital Appreciation Portfolio-Investor VIP
Apr. 30, 2021
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.92%